Stock Options and Warrants - Series A and B Warrant Exercises - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 24, 2013	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013	Jul. 31, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised		9,616,876	5,894,214	16,954,822
Proceeds from exercise of warrants		$ 431,000	$ 339,000	$ 2,386,000
Expiration date of warrants			Oct. 24, 2013
Warrants exercisable price					$ 0.25		$ 0.20	$ 0.20	$ 0.80
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised		1,861,331	5,894,214	16,754,822
Proceeds from exercise of warrants		$ 83,388	$ 339,506	$ 2,356,000
Expiration date of warrants	Oct. 24, 2013		Oct. 24, 2013
Number of units issued	20,000,000			16,754,822
Warrants exercisable price	$ 0.15
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised				200,000
Proceeds from exercise of warrants				$ 30,000
Warrants exercisable price	$ 0.15					$ 0.15
Warrants issued				200,000
Series A and B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised			0
Co-Chairman and Chief Executive Officer [Member] | Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised				2,754,821
Company's Chief Scientific Officer [Member] | Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised				667,667
Dr. Andrey Semechkin and Ruslan Semechkin [Member] | Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants				$ 497,000